Operating Costs, Expenses and Other Revenue - Schedule of Construction and Infrastructure Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Costs Expenses And Other Revenue
Personnel and managers	R$ 172	R$ 155	R$ 135
Materials	2,325	2,007	2,233
Outsourced services	1,934	1,458	1,052
Acquisition of easements	131	72	16
Others	440	380	100
Total	R$ 5,002	R$ 4,072	R$ 3,536